Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' equity [Abstract]
Current balance in Net Tax Profit Account (CUFIN)
At December 31, 2017 and 2016, the current balance in the Net Tax Profit Account (CUFIN for its acronym in Spanish) of the Holding Company it is as follows:

	2017	2016
CUFIN generated up to December 31, 2013	$3,326,220	$3,115,313
CUFIN generated beginning 2014	-	-
	$3,326,220	$3,115,313

Details of other components of equity
Details of other components of equity at December 31, 2017 and 2016 are shown following:

	Statutory reserve	Defined benefit plan	Premium on convertible obligations	Translation result	Revaluation surplus		Total
Balance at December 31, 2015	$216,948	$(153,845)	$77,106	$(247,668)	$2,206,975		$2,099,516

Revaluation of vessels	-	-	-	-	424,634		424,634
Defined benefit plan	-	24,863	-	-	-		24,863
Reclassification from disposal of properties and depreciation	-	-	-	-	(151,056)	(a)	(151,056)
Total before taxes	-	24,863	-	-	273,578		298,441

Tax expense	-	(7,459)	-	-	(127,390)		(134,849)
Total net of taxes	-	17,404	-	-	146,188		163,592
Balance at December 31, 2016	$216,948	$(136,441)	$77,106	$(247,668)	$2,353,163		$2,263,108

Revaluation of vessels	-	-	-	-	941,957		941,957
Defined benefit plan	-	319	-	-	-		319
Reclassification from disposal of properties and depreciation	-	-	-	-	(2,073,235)	(a)	(2,073,235)
Total before taxes	-	319	-	-	(1,131,278)		(1,130,959)

Tax expense	-	(96)	-	-	(282,587)		(282,683)
Total net of taxes	-	223	-	-	(1,413,865)		(1,413,642)
Balance at December 31, 2017	$216,948	$(136,218)	$77,106	$(247,668)	$939,298		$849,466

(a)	It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and to the depreciation of the period of revaluation of properties and vessels.